Acquisitions and Divestiture of a Subsidiary - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 10, 2020 USD ($)	May 31, 2022 USD ($)	Sep. 30, 2022 USD ($) Business	Sep. 30, 2021 USD ($) Business	Sep. 30, 2020 USD ($) Business
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition				$ 101,864	$ 280,808
Amount of terminated agreement		$ 188,000
Number of businesses acquired | Business			2	3	3
Signed agreement for the divestiture of Open Market	$ 300,000
Business divestiture pre-tax gain			$ 10,000	$ 226,410
Disposal Group, Including Discontinued Operation, Net assets				9,194
Disposal Group, Including Discontinued Operation, Goodwill				$ 61,396
DevOps and Roam [Member]
Acquisitions and Divestiture of a Subsidiary [Line Items]
Business acquisition			$ 54,091